Warrant Derivative (Details) - USD ($)								6 Months Ended
		Jan. 02, 2025	Nov. 12, 2024	Nov. 05, 2024	Sep. 09, 2024	Jul. 01, 2024	Jun. 24, 2024	Mar. 31, 2025	Mar. 31, 2024	Jan. 18, 2025	Sep. 30, 2024	Sep. 30, 2023
Warrant Derivative [Line Items]
Gross proceeds (in Dollars)								$ 250,000
Number of ordinary shares	[1]							46,303,070			14,466,667
Total purchase price (in Dollars)								$ 12,545,659
Number of outstanding warrants								4,500,000			1,458,333
Warrant [Member]
Warrant Derivative [Line Items]
Number of outstanding warrants								4,500,000			1,458,333
Series A and Series B Warrants [Member]
Warrant Derivative [Line Items]
Warrants fully exercised in cashless basic at market value										1.69
Business Development & Marketing Consulting Agreement [Member]
Warrant Derivative [Line Items]
payment for services (in Dollars)							$ 850,000
Number of shares proceeds for services							1,416,667
Price per share (in Dollars per share)							$ 0.6
Number of warrant purchase							708,333
Exercise price per share (in Dollars per share)							$ 0.72
Warrants fully exercised in cashless basic at market value		1.45
Software Technology Service Contract [Member]
Warrant Derivative [Line Items]
payment for services (in Dollars)						$ 900,000
Number of shares proceeds for services						1,500,000
Price per share (in Dollars per share)						$ 0.6
Software Technology Service Contract [Member] | Warrant [Member]
Warrant Derivative [Line Items]
Number of warrant purchase						750,000
Exercise price per share (in Dollars per share)						$ 0.72
Warrants fully exercised in cashless basic at market value		1.45
Class A Ordinary Shares [Member]
Warrant Derivative [Line Items]
Number of ordinary shares					5,454,545
Class A Ordinary Shares [Member] | Warrant [Member]
Warrant Derivative [Line Items]
Exercise price per share (in Dollars per share)			$ 0.72	$ 0.72
Number of granted warrants			1,875,000	2,625,000
Class A Ordinary Shares [Member] | Series A Warrants [Member]
Warrant Derivative [Line Items]
Number of warrant purchase					4,090,909
Exercise price per share (in Dollars per share)					$ 0.605
Number of newly issued shares								2,626,412
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Warrant Derivative [Line Items]
Number of warrant purchase					4,090,909
Exercise price per share (in Dollars per share)					$ 0.715
Number of newly issued shares								2,360,140
Class A Ordinary Shares [Member] | Business Development & Marketing Consulting Agreement [Member]
Warrant Derivative [Line Items]
Number of newly issued shares		356,609
Class A Ordinary Shares [Member] | Software Technology Service Contract [Member]
Warrant Derivative [Line Items]
Number of newly issued shares		377,586
Class B Ordinary Share [Member]
Warrant Derivative [Line Items]
Price per share (in Dollars per share)			$ 0.6	$ 0.6
Number of newly issued shares			2,500,000	3,500,000
Total purchase price (in Dollars)			$ 1,500,000	$ 2,100,000
Private Placement [Member]
Warrant Derivative [Line Items]
Gross proceeds (in Dollars)					$ 3,000,000

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022.